UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09134

Manor Investment Funds, Inc.
(Exact name of registrant as specified in charter)

15 Chester Commons, Malvern, PA 19355
(Address of principal executive offices)

Daniel A. Morris
15 Chester Commons, Malvern, PA 19355
(Name and address of agent for service)

Registrant s telephone number, including area code:  610-722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ( OMB ) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2008
(Unaudited)

Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900     800-787-3334
www.manorfunds.com

Managed by:
Morris Capital Advisors, Inc.

MANOR FUND

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

GROWTH FUND

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

BOND FUND

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Manor Fund
	Schedule of Investments
	June 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 92.39%

Aircraft - 2.06%
1,311	Boeing Co.	$ 86,159

Beverages - 3.63%
2,383	Pepsico, Inc.	151,535

Computer & Office Equipment - 3.04%
1,072	International Business Machine Corp.	127,064

Computer Communications Equipment - 1.47%
2,633	Cisco Systems, Inc. *	61,244

Construction, Mining & Materials Handling Machinery & Equipment - 1.86%
1,604	Dover Corp.	77,585

Crude Petroleum & Natural Gas - 7.36%
1,405	Devon Energy Corp.	168,825
1,542	Occidental Petroleum Corp.	138,564
		307,389
Drilling Oil & Gas Wells - 7.10%
2,620	Nabors Industries Ltd. *	128,983
3,378	Weatherford International Ltd. *	167,515
		296,498
Electric & Other Services Combined - 3.70%
1,717	Exelon Corp.	154,461

Electronic Connectors - 3.94%
3,662	Amphenol Corp. Class A	164,351

Fire, Marine & Casulty Insurance - 4.73%
1,830	Allstate Corp.	83,430
2,327	Chubb Corp.	114,046
		197,476
Hospital & Medical Service Plans - 1.60%
1,405	Wellpoint, Inc. *	66,962

Investment Advice - 2.05%
935	Franklin Resources, Inc.	85,693

Life Insurance - 2.15%
1,504	Prudential Financial, Inc. *	89,849

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.76%
1,357	Eaton Corp.	115,304

National Commercial Banks - 1.77%
1,618	Bank of America Corp.	38,622
2,099	Citigroup, Inc.	35,179
		73,801
Perfumes, Cosmetics & Other Toilet Preparations - 3.31%
2,001	Colgate Palmolive Co.	138,269

Pharmaceutical Preparations - 7.27%
4,130	Endo Pharmaceuticals Holdings, Inc. *	99,905
1,435	Johnson & Johnson	92,328
4,091	Watson Pharmaceuticals, Inc. *	111,152
		303,385
Railroads, Line-Haul Operating - 3.87%
2,580	Norfolk Southern Corp.	161,689

Retail-Department Stores - 1.66%
1,912	JCPenny Co., Inc.	69,386

Retail-Drug Stores & Propriety Stores - 2.82%
2,973	CVS Caremark Corp.	117,642

Retail-Radio, Tv & Consumer Electronic Stores - 2.54%
2,679	Best Buy, Inc.	106,088

Retail-Variety Stores - 3.42%
2,543	Wal-Mart Stores, Inc.	142,916

Rubber & Plastics Footwear - 3.12%
2,186	Nike, Inc. Class B	130,307

Semiconductors & Related Devices - 4.54%
6,365	Applied Materials, Inc.	121,508
3,173	Intel Corp.	68,156
		189,664
Services-Miscellaneous Amusement & Recreation - 2.90%
3,882	Walt Disney Co. *	121,118

Services-Prepackaged Software - 2.09%
2,970	Citrix Systems, Inc. *	87,348

Steel Works, Blast Furnances Rolling Mills (Coke Ovens) - 2.45%
1,367	Nucor Corp.	102,074

Telephone Communications (No Radio Telephone) - 3.18%
3,923	AT&T, Inc.	132,166

TOTAL FOR COMMON STOCKS (Cost $3,184,946) - 92.39%		$ 3,857,423

SHORT TERM INVESTMENTS - 6.65%
277,761	First American Government Obligation Fund Class Y 1.93% ** (Cost $277,761)	277,761

TOTAL INVESTMENTS (Cost $3,462,707) - 99.04%		$ 4,135,184

OTHER ASSETS LESS LIABILITIES - 0.96%		40,250

NET ASSETS - 100.00%		$ 4,175,434

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2008.

	Growth Fund
	Schedule of Investments
	June 30, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 96.94%

Beverages - 2.35%
5,613	Constellation Brands, Inc. *	111,474

Communications Services - 2.74%
5,014	Directv Group, Inc. *	129,913

Electronic Computers - 3.35%
949	Apple, Inc. *	158,901

Engines & Turbines - 3.83%
2,771	Cummins, Inc.	181,556

Fire, Marine & Casualty Insurance - 3.62%
3,116	Ace Ltd.	171,660

Iron & Steel Foundries - 3.37%
1,657	Precision Castparts Corp.	159,685

Leather & Leather Products - 1.91%
3,144	Coach, Inc. *	90,799

Measuring & Controlling Devices - 4.19%
3,567	Thermo Fisher Scientific, Inc. *	198,789

Oil & Gas Field Machinery & Equipment - 2.67%
1,452	Baker Hughes, Inc.	126,818

Oil & Gas Field Services - 3.95%
1,744	Schlumberger Ltd.	187,358

Optical Instruments & Lenses - 2.74%
3,188	Kla Tencor Corp.	129,783

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.98%
2,076	Zimmer Holdings, Inc. *	141,272

Petroleum Refining - 1.70%
1,964	Valero Energy Corp.	80,878

Pharmaceutical Preparations - 5.41%
1,577	Genentech, Inc. *	119,694
6,970	Schering-Plough Corp.	137,239
		256,933
Retail-Computer & Computer Software Stores - 2.28%
2,683	Gamestop Corp. *	108,393

Retail-Department Stores - 2.52%
2,986	Kohls Corp. *	119,559

Retail-Drug Stores & Proprietary Stores - 2.78%
2,105	Express Scripts, Inc. *	132,026

Retail-Family Clothing Stores - 3.21%
4,881	Urban Outfitters, Inc. *	152,238

Retail-Miscellaneous Shopping Goods Stores - 3.11%
6,210	Staples, Inc.	147,488

Search, Detection, Navigation, Guidance, Aeronauticals Systems - 6.79%
2,702	Harris Corp.	136,424
3,297	Raytheon Co.	185,555
		321,979
Security & Commodity Brokers, Dealers, Exchanges & Services - 2.02%
3,611	Nasdaq Omx Group, Inc. *	95,872

Semiconductors & Related Devices - 10.14%
4,514	Intel Corp.	96,961
1,976	Memc Electronic Materials, Inc. *	121,603
4,644	Texas Instruments, Inc.	130,775
5,216	Xilinx, Inc.	131,704
		481,043
Services-Business Services - 4.82%
4,161	Akamai Technologies, Inc. *	144,761
3,069	Ebay, Inc. *	83,876
		228,637
Services-Help Supply Services - 2.25%
1,833	Manpower, Inc.	106,754

Services-Prepackaged Software - 5.90%
4,238	Microsoft Corp.	116,587
7,769	Oracle Corp. *	163,149
		279,736
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.38%
2,639	Procter & Gamble Co.	160,478

Wholesale-Industrial Machinery - 2.93%
2,392	Airgas, Inc.	139,669

TOTAL FOR COMMON STOCKS (Cost $4,564,215) - 96.94%		$ 4,599,691

SHORT TERM INVESTMENTS - 2.38%
113,157	First American Government Obligation Fund Class Y 1.93% ** (Cost $113,157)	113,157

TOTAL INVESTMENTS (Cost $4,677,372) - 99.32%		4,712,848

OTHER ASSETS LESS LIABILITIES - 0.68%		32,137

NET ASSETS - 100.00%		$ 4,744,985

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2008.

	Bond Fund
	Schedule of Investments
	June 30, 2008 (Unaudited)

Shares		Value

US TREASURY NOTES - 84.33%
200,000	US Treasury Note 3.125% Due 10/15/2008	$ 200,764
200,000	US Treasury Note 3.500% Due 12/15/2009	203,156
250,000	US Treasury Note 3.625% Due 07/15/2009	253,330
200,000	US Treasury Note 3.875% Due 02/15/2013	204,664
400,000	US Treasury Note 3.875% Due 07/15/2010	409,888
200,000	US Treasury Note 4.000% Due 02/15/2014	206,382
		$ 1,478,184
TOTAL FOR US TREASURY NOTES (Cost $1,439,943) - 84.33%

SHORT TERM INVESTMENTS - 18.40%
322,571	First American Treasury Obligation Class Y 1.67% ** (Cost $322,571)	322,571

TOTAL INVESTMENTS (Cost $1,762,514) - 102.73%		1,800,755

LIABILITIES LESS OTHER ASSETS - (2.73)%		(47,904)

NET ASSETS - 100.00%		$ 1,752,851

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2008.

Manor Investment Funds
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

Assets:	Manor Fund	Growth Fund	Bond Fund
Investments in Securities, at Value
(Cost $3,462,707, $4,677,372, and $1,762,514 respectively)	$ 4,135,184	$ 4,712,848	$ 1,800,755

Cash	38,171	35,827	-
Receivables:
Dividends and Interest	3,761	1,473	19,219
Due from Advisor	3,516	2,606	7,659
Prepaid Expenses	2,925	2,924	210
Total Assets	4,183,557	4,755,678	1,827,843
Liabilities:
Payables:
Accrued Management Fees	3,645	4,247	768
Securities Purchased	-	-	70,304
Other Accrued Expenses	4,478	6,446	3,920
Total Liabilities	8,123	10,693	74,992
Net Assets	$ 4,175,434	$ 4,744,985	$ 1,752,851

Net Assets Consist of:
Paid In Capital	$ 3,558,513	$ 4,619,955	$ 1,694,222
Accumulated Undistributed Net Investment Income (Loss)	2,961	(17,111)	22,509
Accumulated Undistributed Realized Gain (Loss) on Investments	(58,517)	106,665	(2,121)
Unrealized Appreciation in Value of Investments	672,477	35,476	38,241
Net Assets (10,000,000 shares authorized, $0.001 par value) for 249,279,
450,520, and 163,802 shares outstanding, respectively.	$ 4,175,434	$ 4,744,985	$ 1,752,851

Net Asset Value and Offering Price Per Share	$ 16.75	$ 10.53	$ 10.70

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Statements of Operations
For the six months ended June 30, 2008 (Unaudited)

	Manor Fund	Growth Fund	Bond Fund
Investment Income:
Dividends (net of foreign witholding taxes of $5,272, $0, and $0, respectively)	$ 30,502	$ 18,303	$ -
Interest	2,714	1,856	31,803
Total Investment Income	33,216	20,159	31,803

Expenses:
Advisory Fees (Note 3)	20,442	24,847	4,647
Transfer Agent and Fund Accounting Fees	4,437	4,437	4,437
Insurance Fees	540	540	180
Audit Fees	4,005	5,096	2,351
Blue Sky Fees	361	729	181
Custody Fees	2,374	1,647	1,459
Printing and Mailing Fees	738	1,462	187
Miscellaneous Fees	1,299	1,141	378
Total Expenses	34,196	39,899	13,820
Fees Waived and Reimbursed by the Advisor (Note 3)	(3,533)	(2,629)	(4,526)
Net Expenses	30,663	37,270	9,294

Net Investment Income (Loss)	2,553	(17,111)	22,509

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(58,517)	106,665	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	(165,179)	(836,075)	6,979
Net Realized and Unrealized Gain (Loss) on Investments	(223,696)	(729,410)	6,979

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (221,143)	$ (746,521)	$ 29,488

The accompanying notes are an integral part of these financial statements.

Manor Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	6/30/2008	12/31/2007
Increase in Net Assets From Operations:
Net Investment Income	$ 2,553	$ 10,598
Net Realized Gain (Loss) on Investments	(58,517)	155,817
Net Change in Unrealized Appreciation (Depreciation) on Investments	(165,179)	12,357
Net Increase (Decrease) in Net Assets Resulting from Operations	(221,143)	178,772

Distributions to Shareholders from:
Net Investment Income	-	(13,949)
Realized Gains	-	(156,011)
Total Distributions	-	(169,960)

Capital Share Transactions:
Proceeds from Sold Shares	261,994	593,690
Reinvestment of Distributions	-	164,654
Cost of Shares Redeemed	(241,615)	(344,775)
Net Increase from Capital Shares Transactions	20,379	413,569

Total Increase (Decrease):
Net Assets	(200,764)	422,381
Beginning of Period	4,376,198	3,953,817
End of Period (Including Accumulated Undistributed Net
Investment Income of $2,553 and $408, respectively)	$ 4,175,434	$ 4,376,198

Share Transactions:
Shares Sold	15,067	33,001
Shares Issued on Reinvestment of Distributions	-	9,303
Shares Redeemed	(14,775)	(18,730)
Net Increase in Outstanding Shares of Fund	292	23,574

The accompanying notes are an integral part of these financial statements.

Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
Increase (Decrease) in Net Assets From Operations:	6/30/2008	12/31/2007
Net Investment Income (Loss)	$ (17,111)	$ (37,470)
Net Realized Gain on Investments	106,665	167,380
Net Change in Unrealized Appreciation (Depreciation) on Investments	(836,075)	181,582
Net Increase (Decrease) in Net Assets Resulting from Operations	(746,521)	311,492

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(161,912)
Total Distributions	-	(161,912)

Capital Share Transactions:
Proceeds from Sold Shares	245,924	1,433,187
Reinvestment of Distributions	-	157,895
Cost of Shares Redeemed	(341,746)	(627,136)
Net Increase (Decrease) from Capital Shares Transactions	(95,822)	963,946

Total Increase (Decrease):
Net Assets	(842,343)	1,113,526
Beginning of Period	5,587,328	4,473,802
End of Period (Including Accumulated Undistributed Net
Investment Income of $0 and $0, respectively)	$ 4,744,985	$ 5,587,328

Share Transactions:
Shares Sold	22,133	116,616
Shares Issued on Reinvestment of Distributions	-	12,899
Shares Redeemed	(31,045)	(49,869)
Net Increase (Decrease) in Outstanding Shares of Fund	(8,912)	79,646

The accompanying notes are an integral part of these financial statements.

Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
Increase (Decrease) in Net Assets From Operations:	6/30/2008	12/31/2007
Net Investment Income	$ 22,509	$ 50,626
Net Realized Gain (Loss) on Investments	-	(999)
Net Change in Unrealized Appreciation on Investments	6,979	68,728
Net Increase in Net Assets Resulting from Operations	29,488	118,355

Distributions to Shareholders from:
Net Investment Income	-	(50,593)
Realized Gains	-	-
Total Distributions	-	(50,593)

Capital Share Transactions:
Proceeds from Sold Shares	241,112	212,981
Shares Issued on Reinvestment of Distributions	-	50,593
Cost of Shares Redeemed	(401,454)	(350,542)
Net Decrease from Capital Share Transactions	(160,342)	(86,968)

Total Increase (Decrease):
Net Assets	(130,854)	(19,206)
Beginning of Period	1,883,705	1,902,911
End of Period (Including Accumulated Undistributed Net
Investment Income of $22,509 and $0, respectively)	$ 1,752,851	$ 1,883,705

Share Transactions:
Shares Sold	22,296	20,700
Shares Issued on Reinvestment of Distributions	-	4,805
Shares Redeemed	(37,456)	(33,876)
Net Decrease in Outstanding Shares of Fund	(15,160)	(8,371)

The accompanying notes are an integral part of these financial statements.

Manor Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 17.58		$ 17.54	$ 17.32	$ 15.69	$ 13.84	$ 10.52

Income From Investment Operations:
Net Investment Income *	0.01		0.05	0.15	0.02	0.035	-
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.84)		0.72	1.46	1.65	1.840	3.32
Total from Investment Operations	(0.83)		0.77	1.61	1.67	1.875	3.32

Distributions:
Net Investment Income	-		(0.08)	(0.04)	(0.04)	(0.025)	-
Realized Gains	-		(0.65)	(1.35)	-	-	-
Total from Distributions	-		(0.73)	(1.39)	(0.04)	(0.025)	-

Net Asset Value, at End of Period	$ 16.75		$ 17.58	$ 17.54	$ 17.32	$ 15.69	$ 13.84

Total Return **	(4.72)%		4.24%	9.31%	10.64%	13.55%	31.56%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,175		$ 4,376	$ 3,954	$ 3,311	$ 2,843	$ 2,615
Before Waivers
Ratio of Expenses to Average Net Assets	1.68%	***	1.58%	1.50%	1.49%	1.50%	1.52%
After Waivers
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%	1.50%	1.49%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.13%	***	0.25%	0.23%	0.23%	0.27%	0.04%
Portfolio Turnover	9.60%		12.09%	24.95%	22.24%	7.32%	4.26%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** Annualized
The accompanying notes are an integral part of these financial statements.

Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 12.16		$ 11.78	$ 11.27	$ 10.32	$ 9.22	$ 7.08

Income From Investment Operations:
Net Investment Income (Loss) *	(0.04)		(0.09)	(0.07)	(0.06)	(0.02)	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.59)		0.84	0.58	1.01	1.12	2.19
Total from Investment Operations	(1.63)		0.75	0.51	0.95	1.10	2.14

Distributions:
Net Investment Income	-		-	-	-	-	-
Realized Gains	-		(0.37)	-	-	-	-
Total from Distributions	-		(0.37)	-	-	-	-

Net Asset Value, at End of Period	$ 10.53		$ 12.16	$ 11.78	$ 11.27	$ 10.32	$ 9.22

Total Return **	(13.40)%		6.28%	4.53%	9.21%	11.93%	30.23%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,745		$ 5,587	$ 4,474	$ 3,725	$ 2,923	$ 2,556
Before Waivers
Ratio of Expenses to Average Net Assets	1.61%	***	1.59%	1.53%	1.50%	1.50%	1.52%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%	1.49%	1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.69)%	***	(0.73)%	(0.67)%	(0.62)%	(0.16)%	(0.66)%
Portfolio Turnover	18.17%		25.76%	24.78%	16.14%	30.42%	6.53%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** Annualized
The accompanying notes are an integral part of these financial statements.

Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2008		12/31/2007	12/31/2006	12/31/2005	12/31/2004	12/31/2003

Net Asset Value, at Beginning of Period	$ 10.54		$ 10.17	$ 10.23	$ 10.37	$ 10.58	$ 10.98

Income From Investment Operations:
Net Investment Income *	0.13		0.27	0.30	0.20	0.17	0.26
Net Gain (Loss) on Securities (Realized and Unrealized)	0.03		0.38	(0.06)	(0.13)	(0.18)	(0.17)
Total from Investment Operations	0.16		0.65	0.24	0.07	(0.01)	0.09

Distributions:
Net Investment Income	-		(0.28)	(0.30)	(0.21)	(0.20)	(0.49)
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		(0.28)	(0.30)	(0.21)	(0.20)	(0.49)

Net Asset Value, at End of Period	$ 10.70		$ 10.54	$ 10.17	$ 10.23	$ 10.37	$ 10.58

Total Return **	1.52%		6.50%	2.32%	0.66%	(0.09)%	0.82%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,753		$ 1,884	$ 1,903	$ 1,755	$ 1,528	$ 1,769
Before Waivers
Ratio of Expenses to Average Net Assets	1.49%	***	1.03%	0.99%	1.00%	1.05%	1.04%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.00%	***	1.00%	0.99%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.43%	***	2.71%	2.70%	2.04%	1.37%	2.30%
Portfolio Turnover	0.00%		0.00%	0.00%	37.01%	75.57%	50.61%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.
*** Annualized
The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Manor Investment Funds, Inc. (the “Company”) is a non-diversified regulated investment company and was incorporated in the Commonwealth of Pennsylvania on September 13, 1995. The primary investment objective of each of the Funds follows: Manor Fund - conservative capital appreciation and current income, investing primarily in common stocks of large corporations in the United States; Growth Fund - long-term capital appreciation, investing primarily in common stocks of U.S. corporations; Bond Fund - intermediate-term fixed income, investing primarily in U.S. Government obligations. The following is a summary of the Funds’ significant accounting policies.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Reclassifications: In accordance with SOP-93-2, the Funds record a reclassification in the capital accounts of a permanent book/tax difference from net investment loss to paid-in-capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates

2.   INVESTMENT ADVISORY AGREEMENT

The Fund has an investment advisory agreement (the “agreement”) with Morris Capital Advisors, Inc. (the “Advisor”), with whom certain officers and directors of the Funds are affiliated, to furnish investment management services to the Funds. Under the terms of the agreement, the Funds will pay the Advisor a monthly fee based on the Funds’ average daily net assets at the annual rate of 1.00% for Manor Fund and Growth Fund and 0.5% for Bond Fund. For the six months ended June 30, 2008 the Advisor earned advisory fees from the Manor, Growth and Bond Funds of $20,442, $24,847 and $4,647 respectively.

Under the terms of the agreement if the aggregate expenses of the Funds are equal to or greater than 1.50% for Manor Fund and Growth Fund and 1.00% for Bond Fund of the Funds’ net assets the Advisor will reimburse the Funds for these expenses. The reimbursements from the Advisor for the Manor, Growth and Bond Funds for the six months ending June 30, 2008 were $3,533, $2,629, and $4,526, respectively.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

 3.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2008, were as follows:

                                                          Manor Fund            Growth Fund           Bond Fund

Purchases                                            $ 484,009               $ 910,880                       —

Sales                                                    $ 374,125               $ 885,640                       —

4.   FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principals generally accepted in the United States.  The following information is as of June 30, 2008:

                                                                                                                                           Manor Fund                   Growth Fund                  Bond Fund

Federal tax cost of investments, including short-term investments                                    $ 3,462,707                        $ 4,677,372                    $ 1,762,514

Gross tax appreciation of investments                                                                                $    970,824                        $    524,212                    $       38,241

Gross tax depreciation of investments                                                                                $   (298,347)                       $ (488,736)                    $             —

Net tax appreciation/(depreciation)                                                                                     $     672,477                       $     35,476                     $       38,241

Undistributed ordinary income (loss)                                                                                  $         2,553                       $   (17,111)                    $       22,509

Accumulated capital losses                                                                                                  $     (58,517)                      $        —                         $       (2,121)

The accumulated capital loss carryovers as of December 31, 2007 expire as follows:

                                                                                                                                              Manor Fund                      Growth Fund                 Bond Fund

                                                                                                                         2012               $      —                                  $          —                      $    1,122

                                                                                                                         2015               $      —                                  $          —                      $       999

The tax character of distributions paid during the six months ended June 30, 2008 and year ended December 31, 2007 were as follows:

                                                                                                                                            Manor Fund                      Growth Fund                       Bond Fund

                                                                                                                                         2008           2007                   2008            2007               2008           2007

Ordinary Income                                                                                                             $ —         $    13,949              $ —            $   —               $ —         $ 50,593

Long-term Gain/(loss)                                                                                                    $ —          $ 156,011               $  —          $ 161,912         $ —         $       —

5.     NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 - Accounting for Uncertainty in Income Taxes on January 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

Manor Fund

                                                                              Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                        $4,135,184                          $         -

Level 2 – Significant Other Observable Inputs                       -                                    -

Level 3 – Significant Unobservable Inputs                             -                                    -

Total                                                                      $4,135,184                           $         -

Growth Fund

                                                                              Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                        $4,712,848                          $         -

Level 2 – Significant Other Observable Inputs                       -                                    -

Level 3 – Significant Unobservable Inputs                             -                                    -

Total                                                                      $4,712,848                           $         -

Bond Fund

                                                                              Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                           $322,571                          $         -

Level 2 – Significant Other Observable Inputs     $1,478,184                                     -

Level 3 – Significant Unobservable Inputs                             -                                    -

Total                                                                      $1,800,755                           $         -

Manor Investment Funds
Expense Illustration
June 30, 2008 (Unaudited)

Expense Example

As a shareholder of Manor Investment Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Manor Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2008	June 30, 2008	January 1,2008 to June 30,2008

Actual	$1,000.00	$952.79	$7.28
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.40	$7.52

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2008	June 30, 2008	January 1,2008 to June 30,2008

Actual	$1,000.00	$865.95	$6.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.40	$7.52

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

		Bond Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2008	June 30, 2008	January 1,2008 to June 30,2008

Actual	$1,000.00	$1,015.18	$5.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.89	$5.02

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MANOR INVESTMENT FUNDS

DIRECTORS AND OFFICERS

JUNE 30, 2008 (UNAUDITED)

DIRECTORS AND OFFICERS

The following table provides information regarding each Director who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Director serves a one year term, and stands for re-election annually.

Name, Address and Age	Position & Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Bruce Laverty 15 Chester Commons Malvern, PA 19355 48	Director since 1995	Mr. Laverty is a Partner of the law firm Valocchi, Fischer & Laverty legal counsel to the Fund.
John McGinn 15 Chester Commons Malvern, PA 19355 61	Director since 2002	Mr. McGinn is an independent real estate sales consultant.
Fred Myers 15 Chester Commons Malvern, PA 19355 58	Director since 1995	Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA’s.
Edward Szkudlapski 15 Chester Commons Malvern, PA 19355 50	Director since 2000	Mr. Szkudlapski is President of Eclipse Business Systems.
Alan Weintraub 15 Chester Commons Malvern, PA 19355 54	Director since 1995	Mr. Weintraub is a Chief Technical Officer with Perficient, Austin, TX.

The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.  Each Director serves a one year term, and stands for re-election annually.

Name, Address, and Age	Position and Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Daniel A. Morris 15 Chester Commons Malvern, PA 19355 53	Director, President, Advisor Since 1995	Prior to founding Morris Capital Advisors, LLC, he was Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies.
John R. Giles 15 Chester Commons Malvern, PA 19355 52	Director, Vice-President, Advisor, Secretary Since 2005

Prior to joining Morris Capital Advisors, LLC, he was Senior Vice President of the Wilmington Trust Company and Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies.

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2008 (UNAUDITED)

Proxy Voting Procedures

The Company’s Board of Directors has approved proxy voting procedures for the voting of proxies relating to securities held by the Fund.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  The proxy voting record of the Fund can be reviewed on the web site of the Fund at www.ManorFunds.com.  The Proxy voting history is located under Fund Information, Proxy Voting.

Quarterly Portfolio Schedule

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Compensation of Board of Directors

The members of the Board of Directors serve without compensation.  Daniel A. Morris, President of Manor Investment Funds, Inc. (“the Funds”), and President of Morris Capital Advisors, LLC, adviser to the Funds, and an Interested Director of the Funds, receives no compensation directly from the Funds.  He is compensated through the management fee paid to the adviser by the Funds.  The business and affairs of the Fund are managed under the direction of the Funds’ Board of Directors.  Information pertaining to the Directors of the Fund are set forth below.  The Statement of Additional Information includes additional information about the Funds’ Directors, and is available without charge, by calling 1-800-787-3334.   Each director may be contacted by writing to the director c/o Manor Investment Funds, Inc., 15 Chester Commons, Malvern, PA  19355.

ITEM 2.	CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal account officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s audit committee consists of two independent directors, Chaired by John McGinn. The Board of Directors has determined that the Registrant has at least three financial experts serving on its Board.
Mr. Daniel Morris, Mr. John Giles, and Mr. Fred Myers are the Board’s financial experts. Mr. Morris and Mr. Giles are “interested” directors, and Mr. Myers is an “independent” director.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax Services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Each year, the registrant’s Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant’s Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	[RESERVED.]

ITEM 9.	CONTROLS AND PROCEDURES.
a)

The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13-a-15(b) under the Securities Exchange Act of 1934.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.
(a)(1)	Code of Ethics — For annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.
By /s/ Daniel A. Morris
     President
Date 09/09/2008